Significant accounting policies - Restatement of compensation-related liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017
Disclosure Of Restatement Of Compensation-related Liabilities [Line Items]
Deferred tax assets	$ 9,212	[1]	$ 9,548	[1],[2]	$ 10,116		$ 10,195
Total assets	1,125,765		972,194	[3]	958,500	[3]	938,799
Other non-financial liabilities	9,854		8,837		9,065		9,486
of which: Compensation-related liabilities	7,468	[4],[5]	6,855	[4],[5]	7,321		7,916
of which: financial advisor compensation plans	1,500	[4]	1,506	[4]	1,501
Total liabilities	1,066,000		917,519		905,429		886,894
Retained earnings	38,776		34,122		30,416		25,357
Equity attributable to shareholders	59,445		54,501		52,896		51,847
Total equity before the adoption of IFRIC 23					53,071		51,906	$ 51,906
Total equity	59,765		54,675	[6]	53,060
Total liabilities and equity	1,125,765		972,194		958,500		938,799
As reported
Disclosure Of Restatement Of Compensation-related Liabilities [Line Items]
Deferred tax assets			9,537		10,105		10,184
Total assets			972,183		958,489		938,788
Other non-financial liabilities			8,794		9,022		9,443
of which: Compensation-related liabilities			6,812		7,278		7,873
of which: financial advisor compensation plans			1,463		1,458
Total liabilities			917,476		905,386		886,851
Retained earnings			34,154		30,448		25,389
Equity attributable to shareholders			54,533		52,928		51,879
Total equity before the adoption of IFRIC 23					53,103		51,938
Total equity			54,707
Total liabilities and equity			972,183		958,489		938,788
Effect
Disclosure Of Restatement Of Compensation-related Liabilities [Line Items]
Deferred tax assets			11		11		11
Total assets			11		11		11
Other non-financial liabilities			43		43		43
of which: Compensation-related liabilities			43		43		43
of which: financial advisor compensation plans			43		43
Total liabilities			43		43		43
Retained earnings			(32)		(32)		(32)
Equity attributable to shareholders			(32)		(32)		(32)
Total equity before the adoption of IFRIC 23					(32)		(32)
Total equity			(32)
Total liabilities and equity			11		11		11
UBS AG
Disclosure Of Restatement Of Compensation-related Liabilities [Line Items]
Deferred tax assets	9,174	[1]	9,524	[1],[7]	10,077		10,132
Total assets	1,125,327		971,927	[3]	958,066	[3]	939,539
Other non-financial liabilities	7,018		6,211	[7]	6,318		6,542
of which: Compensation-related liabilities	4,776	[4]	4,339	[4]	4,688		5,079
of which: financial advisor compensation plans	1,497	[4]	1,502	[4]	1,497
Total liabilities	1,067,254		918,031		905,667		888,143
Retained earnings	25,251		23,419		23,285		21,614
Equity attributable to shareholders	57,754		53,722		52,224		51,338
Total equity before the adoption of IFRIC 23					52,400		51,397	$ 51,397
Total equity	58,073		53,896		52,389
Total liabilities and equity	$ 1,125,327		971,927		958,066		939,539
UBS AG | As reported
Disclosure Of Restatement Of Compensation-related Liabilities [Line Items]
Deferred tax assets			9,513		10,066		10,121
Total assets			971,916		958,055		939,528
Other non-financial liabilities			6,168		6,275		6,499
of which: Compensation-related liabilities			4,296		4,645		5,036
of which: financial advisor compensation plans			1,459		1,454
Total liabilities			917,988		905,624		888,100
Retained earnings			23,451		23,317		21,646
Equity attributable to shareholders			53,754		52,256		51,370
Total equity before the adoption of IFRIC 23					52,432		51,429
Total equity			53,928
Total liabilities and equity			971,916		958,055		939,528
UBS AG | Effect
Disclosure Of Restatement Of Compensation-related Liabilities [Line Items]
Deferred tax assets			11		11		11
Total assets			11		11		11
Other non-financial liabilities			43		43		43
of which: Compensation-related liabilities			43		43		43
of which: financial advisor compensation plans			43		43
Total liabilities			43		43		43
Retained earnings			(32)		(32)		(32)
Equity attributable to shareholders			(32)		(32)		(32)
Total equity before the adoption of IFRIC 23					(32)		(32)
Total equity			(32)
Total liabilities and equity			$ 11		$ 11		$ 11

[1]	Less deferred tax liabilities as applicable.
[2]	Comparative-period information has been restated. Refer to Note 1b for more information
[3]	Information has been restated where applicable. Refer to Note 1b for more information.
[4]	Comparative-period information has been restated. Refer to Note 1b for more information.
[5]	In 2020, UBS modified the conditions for continued vesting of certain outstanding deferred compensation awards for qualifying employees. Refer to Note 1b for more information
[6]	Refer to the “Accounting and financial reporting” and “Consolidated financial statements” sections of this report for information on the restatement of comparative information, where applicable
[7]	Comparative-period information has been restated. Refer to Note 1b for more information.